UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 7.2%
Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	344,950	$25,412,467

Household Durables - 0.5%
Leggett & Platt Inc.	391,260	8,815,088

Leisure Equipment & Products - 0.6%
Mattel Inc.	481,211	11,395,076

Media - 2.4%
Comcast Corp., Special Class A Shares	649,770	13,931,069
Reed Elsevier PLC	924,180	8,186,920	(a)
Time Warner Inc.	775,000	24,373,750

Total Media		46,491,739

Specialty Retail - 2.4%
Gap Inc.	431,960	8,323,869
Home Depot Inc.	1,012,710	37,237,347

Total Specialty Retail		45,561,216

TOTAL CONSUMER DISCRETIONARY		137,675,586

CONSUMER STAPLES - 13.2%
Beverages - 2.0%
Coca-Cola Co.	400,000	25,140,000
PepsiCo Inc.	220,000	14,148,200

Total Beverages		39,288,200

Food & Staples Retailing - 2.8%
Safeway Inc.	1,110,080	22,967,555
Wal-Mart Stores Inc.	546,700	30,653,469

Total Food & Staples Retailing		53,621,024

Food Products - 4.7%
General Mills Inc.	420,000	14,607,600
H.J. Heinz Co.	740,000	35,150,000
Kraft Foods Inc., Class A Shares	533,000	16,293,810
Unilever PLC, ADR	796,370	23,102,694

Total Food Products		89,154,104

Household Products - 3.7%
Kimberly-Clark Corp.	325,000	21,037,250
Procter & Gamble Co.	777,550	49,086,731

Total Household Products		70,123,981

TOTAL CONSUMER STAPLES		252,187,309

ENERGY - 12.1%
Energy Equipment & Services - 3.0%
Baker Hughes Inc.	285,150	19,535,627
Diamond Offshore Drilling Inc.	90,000	6,453,900
Halliburton Co.	289,050	13,007,250
Schlumberger Ltd.	208,360	18,541,956

Total Energy Equipment & Services		57,538,733

Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	360,779	34,248,750
ConocoPhillips	162,750	11,630,115
Exxon Mobil Corp.	870,469	70,229,439
Southern Union Co.	1,000,000	26,720,000
Spectra Energy Corp.	570,000	14,951,100
Total SA, ADR	275,000	16,161,750

Total Oil, Gas & Consumable Fuels		173,941,154

TOTAL ENERGY		231,479,887

FINANCIALS - 16.5%
Capital Markets - 2.9%
BlackRock Inc.	99,840	19,770,317
Franklin Resources Inc.	105,870	12,773,215
Morgan Stanley	802,350	23,589,090

Total Capital Markets		56,132,622

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 1.6%
KeyCorp	1,086,050	$9,665,845
U.S. Bancorp	739,900	19,977,300

Total Commercial Banks		29,643,145

Diversified Financial Services - 3.1%
Bank of America Corp.	675,420	9,273,517
JPMorgan Chase & Co.	1,122,297	50,436,027

Total Diversified Financial Services		59,709,544

Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	277,190	16,722,873
Chubb Corp.	450,094	26,073,945
Travelers Cos. Inc.	650,000	36,569,000

Total Insurance		79,365,818

Real Estate Investment Trusts (REITs) - 4.8%
Annaly Capital Management Inc.	1,500,570	26,755,163
AvalonBay Communities Inc.	115,280	13,364,411
Boston Properties Inc.	133,510	12,599,339
Chimera Investment Corp.	2,350,000	9,870,000
Simon Property Group Inc.	106,460	10,800,367
Weyerhaeuser Co.	769,423	17,835,225

Total Real Estate Investment Trusts (REITs)		91,224,505

TOTAL FINANCIALS		316,075,634

HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 0.8%
Baxter International Inc.	318,942	15,465,498

Pharmaceuticals - 7.9%
Abbott Laboratories	365,000	16,483,400
Bristol-Myers Squibb Co.	670,000	16,870,600
GlaxoSmithKline PLC, ADR	274,980	9,990,023
Johnson & Johnson	813,577	48,627,497
Merck & Co. Inc.	740,046	24,547,326
Novartis AG, ADR	477,330	26,663,654
Roche Holding AG, ADR	189,540	7,253,696

Total Pharmaceuticals		150,436,196

TOTAL HEALTH CARE		165,901,694

INDUSTRIALS - 14.6%
Aerospace & Defense - 5.3%
Boeing Co.	123,030	8,548,125
Honeywell International Inc.	755,332	42,306,145
Lockheed Martin Corp.	200,000	15,920,000
Northrop Grumman Corp.	269,920	18,705,456
Raytheon Co.	325,000	16,246,750

Total Aerospace & Defense		101,726,476

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	125,000	8,952,500

Building Products - 0.1%
Masco Corp.	168,000	2,237,760

Commercial Services & Supplies - 2.0%
Waste Management Inc.	985,000	37,301,950

Electrical Equipment - 1.6%
Emerson Electric Co.	525,624	30,948,741

Industrial Conglomerates - 2.6%
3M Co.	160,000	14,067,200
General Electric Co.	1,200,000	24,168,000
United Technologies Corp.	145,000	11,788,500

Total Industrial Conglomerates		50,023,700

Machinery - 2.5%
Deere & Co.	256,370	23,304,033
Dover Corp.	192,840	12,361,044

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Parker Hannifin Corp.	139,870	$12,505,777

Total Machinery		48,170,854

TOTAL INDUSTRIALS		279,361,981

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson, ADR	1,504,510	18,610,789

IT Services - 2.9%
Automatic Data Processing Inc.	550,000	26,345,000
International Business Machines Corp.	175,000	28,350,000

Total IT Services		54,695,000

Semiconductors & Semiconductor Equipment - 6.8%
Applied Materials Inc.	1,552,770	24,362,961
Intel Corp.	925,000	19,850,500
Linear Technology Corp.	695,810	24,207,230
Microchip Technology Inc.	982,280	35,823,751
Texas Instruments Inc.	798,660	27,082,561

Total Semiconductors & Semiconductor Equipment		131,327,003

Software - 3.2%
Microsoft Corp.	2,222,095	61,607,584

TOTAL INFORMATION TECHNOLOGY		266,240,376

MATERIALS - 4.3%
Chemicals - 2.3%
Air Products & Chemicals Inc.	100,000	8,725,000
E.I. du Pont de Nemours & Co.	335,000	16,977,800
PPG Industries Inc.	226,240	19,067,507

Total Chemicals		44,770,307

Metals & Mining - 2.0%
BHP Billiton Ltd., ADR	102,620	9,136,259
Nucor Corp.	295,250	13,554,927
United States Steel Corp.	257,830	14,869,056

Total Metals & Mining		37,560,242

TOTAL MATERIALS		82,330,549

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.0%
AT&T Inc.	1,313,790	36,155,501
Verizon Communications Inc.	370,000	13,179,400
Windstream Corp.	635,000	8,134,350

Total Diversified Telecommunication Services		57,469,251

Wireless Telecommunication Services - 1.8%
Vodafone Group PLC, ADR	1,251,138	35,482,273

TOTAL TELECOMMUNICATION SERVICES		92,951,524

UTILITIES - 0.5%
Electric Utilities - 0.5%
American Electric Power Co. Inc.	34,140	1,218,115
NextEra Energy Inc.	175,000	9,355,500

TOTAL UTILITIES		10,573,615

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,379,952,129)		1,834,778,155

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreements - 3.3%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,415,008; (Fully collateralized by various U.S. government agency obligations, 4.400% to 5.000% due 5/11/17 to 3/2/20; Market value - $1,443,306)	0.210%	2/1/11	$1,415,000	1,415,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with RBS Securities Inc.; Proceeds at maturity - $62,543,382; (Fully collateralized by various U.S. government obligations, 2.625% due 8/15/20 to 11/15/20; Market value - $63,796,739)	0.220%	2/1/11	$62,543,000	$62,543,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $63,958,000)				63,958,000

TOTAL INVESTMENTS - 99.1% (Cost - $1,443,910,129#)				1,898,736,155
Other Assets in Excess of Liabilities - 0.9%				17,522,668

TOTAL NET ASSETS - 100.0%				$1,916,258,823

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Consumer discretionary	$129,488,666	$8,186,920	—	$137,675,586
Other common stocks	1,697,102,569	—	—	1,697,102,569
Total common stocks	$1,826,591,235	$8,186,920	—	$1,834,778,155

Short-term investments†	—	63,958,000	—	63,958,000

Total investments	$1,826,591,235	$72,144,920	—	$1,898,736,155

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$483,204,150
Gross unrealized depreciation	(28,378,124)

Net unrealized appreciation	$454,826,026

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 23, 2011